Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

June 30, 2019

EMQ-QTLY-0819
1.876939.110

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Argentina - 0.6%
BBVA Banco Frances SA sponsored ADR	68,573	$776,246
Bolsas y Mercados Argentinos SA	45,590	399,241
Central Puerto SA sponsored ADR (a)	62,600	580,302
Grupo Financiero Galicia SA sponsored ADR	65,256	2,316,588
Inversiones y Representaciones SA ADR (a)	49,302	482,174
Loma Negra Compania Industrial Argentina SA ADR (a)	32,214	376,904
Pampa Holding SA sponsored ADR (a)(b)	28,265	979,948

TOTAL ARGENTINA		5,911,403

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	616,000	339,483
Bahrain - 0.1%
Ahli United Bank	667,640	576,348
Bangladesh - 0.1%
BRAC Bank Ltd.	666,767	524,592
Olympic Industries Ltd.	102,216	288,716
Square Pharmaceuticals Ltd.	226,275	704,353
The City Bank Ltd.	28,815	9,565

TOTAL BANGLADESH		1,527,226

Bermuda - 1.3%
AGTech Holdings Ltd. (a)	3,416,000	209,901
Central European Media Enterprises Ltd. Class A (a)	90,071	392,710
Cosan Ltd. Class A (a)	86,500	1,155,640
Credicorp Ltd. (United States)	24,232	5,546,947
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	111,914
Kunlun Energy Co. Ltd.	888,000	774,131
Marvell Technology Group Ltd.	33,600	802,032
Pacific Basin Shipping Ltd.	5,497,000	1,006,274
Shangri-La Asia Ltd.	3,192,000	4,024,886

TOTAL BERMUDA		14,024,435

Brazil - 4.9%
Atacadao Distribuicao Comercio e Industria Ltda	637,800	3,654,110
Azul SA sponsored ADR (a)	80,300	2,685,232
Banco do Brasil SA	785,740	11,037,335
BR Malls Participacoes SA	113,100	422,069
BTG Pactual Participations Ltd. unit	274,700	3,639,822
Centrais Eletricas Brasileiras SA (Electrobras) (a)	113,100	1,038,236
Companhia de Saneamento de Minas Gerais	165,530	2,889,916
Direcional Engenharia SA	657,600	1,918,025
Localiza Rent A Car SA	294,420	3,142,054
Natura Cosmeticos SA	525,500	7,730,698
Notre Dame Intermedica Participacoes SA	284,820	2,990,649
Petrobras Distribuidora SA	370,000	2,408,886
Rumo SA (a)	97,800	527,974
Suzano Papel e Celulose SA	354,300	3,030,965
Vale SA sponsored ADR	390,915	5,253,898

TOTAL BRAZIL		52,369,869

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	93,250	2,379,740
Canada - 0.2%
Gildan Activewear, Inc.	6,400	247,682
OceanaGold Corp.	89,300	244,125
Pan American Silver Corp.	122,200	1,577,602

TOTAL CANADA		2,069,409

Cayman Islands - 20.1%
51job, Inc. sponsored ADR (a)	4,570	345,035
58.com, Inc. ADR (a)	15,145	941,565
Airtac International Group	242,000	2,718,487
Alibaba Group Holding Ltd. sponsored ADR (a)	252,422	42,772,908
Ant International Co. Ltd. Class C (a)(c)(d)	296,486	2,232,540
Chailease Holding Co. Ltd.	176,000	730,043
China Biologic Products Holdings, Inc. (a)(b)	13,976	1,331,913
China Resources Land Ltd.	897,000	3,950,075
China State Construction International Holdings Ltd.	2,248,000	2,307,943
CStone Pharmaceuticals Co. Ltd. (a)(e)	919,830	1,356,483
ENN Energy Holdings Ltd.	218,490	2,125,688
Eurocharm Holdings Co. Ltd.	72,000	304,464
Haitian International Holdings Ltd.	943,000	1,958,019
Hansoh Pharmaceutical Group Co. Ltd. (e)	490,000	1,295,301
Hutchison China Meditech Ltd. sponsored ADR (a)	34,000	748,000
HUYA, Inc. ADR (a)	211,887	5,235,728
iQIYI, Inc. ADR (a)(b)	72,200	1,490,930
JD.com, Inc. sponsored ADR (a)	340,599	10,316,744
Kingdee International Software Group Co. Ltd.	1,156,000	1,250,458
Kingsoft Corp. Ltd.	3,744,000	8,099,850
Koolearn Technology Holding Ltd. (a)(e)	959,000	1,124,523
LexinFintech Holdings Ltd. ADR (a)	53,000	591,480
Meituan Dianping Class B	2,594,180	22,748,100
Momo, Inc. ADR	144,000	5,155,200
NetEase, Inc. ADR	23,200	5,933,864
PagSeguro Digital Ltd. (a)	32,800	1,278,216
Pinduoduo, Inc. ADR	221,700	4,573,671
PPDAI Group, Inc. ADR	92,800	403,680
Qutoutiao, Inc. ADR (b)	165,800	653,252
Sea Ltd. ADR (a)	19,900	661,078
Shenzhou International Group Holdings Ltd.	739,200	10,162,971
Shimao Property Holdings Ltd.	468,720	1,428,055
SITC International Holdings Co. Ltd.	261,000	265,955
Sunny Optical Technology Group Co. Ltd.	259,700	2,682,872
Tencent Holdings Ltd.	1,247,900	56,454,269
Tencent Music Entertainment Group ADR (a)(b)	43,400	650,566
Uni-President China Holdings Ltd.	4,132,400	4,602,312
Weidai Ltd. ADR	26,100	234,900
Wise Talent Information Technology Co. Ltd. (a)	434,141	1,150,418
Wuxi Biologics (Cayman), Inc. (a)(e)	231,980	2,083,208
Xinyi Solar Holdings Ltd.	186,000	91,670
YY, Inc. ADR (a)	16,800	1,170,792
Zai Lab Ltd. ADR (a)	30,700	1,070,509

TOTAL CAYMAN ISLANDS		216,683,735

Chile - 0.4%
Compania Cervecerias Unidas SA sponsored ADR	54,200	1,531,150
Sociedad Matriz SAAM SA	2,476,967	244,909
Vina Concha y Toro SA	1,431,604	3,031,694

TOTAL CHILE		4,807,753

China - 10.4%
BBMG Corp. (H Shares)	6,387,500	2,052,386
Beijing Sinnet Technology Co. Ltd. (A Shares)	257,100	627,886
China Communications Construction Co. Ltd. (H Shares)	1,640,000	1,467,491
China Life Insurance Co. Ltd. (H Shares)	5,403,900	13,356,627
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,403,650	2,182,916
China Oilfield Services Ltd. (H Shares)	2,836,000	2,806,339
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,459,700	5,708,595
China Petroleum & Chemical Corp. (H Shares)	9,422,000	6,418,453
China Tower Corp. Ltd. (H Shares) (e)	5,002,000	1,312,659
Glodon Co. Ltd. (A Shares)	175,000	838,200
Haier Smart Home Co. Ltd. (A Shares)	4,210,302	10,601,171
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	232,100	932,213
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	219,320	2,462,511
Industrial & Commercial Bank of China Ltd. (H Shares)	37,566,400	27,411,252
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	232,571	2,235,348
PICC Property & Casualty Co. Ltd. (H Shares)	1,882,900	2,031,932
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,155,500	13,894,744
Shanghai International Airport Co. Ltd. (A Shares)	300,900	3,671,201
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	120,110	2,854,598
Shenzhen Sunway Communication Co. Ltd. (A Shares)	146,600	521,986
Sinopec Engineering Group Co. Ltd. (H Shares)	1,595,500	1,352,101
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	770,082	1,727,044
Tsingtao Brewery Co. Ltd. (H Shares)	672,000	4,279,734
WuXi AppTec Co. Ltd. (H Shares) (b)(e)	160,804	1,410,074

TOTAL CHINA		112,157,461

Colombia - 0.4%
Bancolombia SA	10,020	120,483
Bancolombia SA sponsored ADR	53,518	2,731,559
Ecopetrol SA	1,312,774	1,192,874
Interconexion Electrica SA ESP	105,000	583,569

TOTAL COLOMBIA		4,628,485

Egypt - 0.1%
EFG-Hermes Holding SAE	323,700	333,491
Six of October Development & Investment Co.	331,500	273,023

TOTAL EGYPT		606,514

Greece - 0.4%
Titan Cement Co. SA (Reg.)	231,400	4,515,224
Hong Kong - 2.9%
AIA Group Ltd.	131,000	1,414,656
China Everbright International Ltd.	1,813,000	1,673,353
China Overseas Land and Investment Ltd.	1,876,460	6,918,091
China Resources Beer Holdings Co. Ltd.	1,296,666	6,158,238
China Resources Power Holdings Co. Ltd.	787,523	1,149,271
China Unicom Ltd.	1,889,720	2,066,223
China Unicom Ltd. sponsored ADR	44,500	485,050
CNOOC Ltd.	5,124,000	8,740,333
Far East Horizon Ltd.	1,322,074	1,352,250
Hong Kong Exchanges and Clearing Ltd.	47,500	1,677,036

TOTAL HONG KONG		31,634,501

Hungary - 0.0%
OTP Bank PLC	7,467	296,989
India - 10.5%
Adani Ports & Special Economic Zone Ltd. (a)	608,596	3,620,683
Axis Bank Ltd. (a)	687,343	8,060,206
Axis Bank Ltd. GDR (Reg. S) (a)	6,940	403,908
Bharti Infratel Ltd.	147,084	569,671
Federal Bank Ltd.	2,351,567	3,697,025
ICICI Bank Ltd.	513,338	3,253,471
ICICI Bank Ltd. sponsored ADR	1,304,080	16,418,367
IndoStar Capital Finance Ltd. (e)	170,155	900,254
Indraprastha Gas Ltd. (a)	651,320	2,972,267
ITC Ltd.	1,659,987	6,593,001
JK Cement Ltd. (a)	181,398	2,635,467
JM Financial Ltd.	724,064	806,499
Larsen & Toubro Ltd.	211,978	4,775,116
LIC Housing Finance Ltd.	1,130,781	9,106,108
Manappuram General Finance & Leasing Ltd.	1,961,779	3,932,094
NTPC Ltd.	980,080	2,009,200
Oberoi Realty Ltd.	359,563	3,168,535
Petronet LNG Ltd.	566,568	2,014,008
Phoenix Mills Ltd.	214,780	1,980,212
Power Grid Corp. of India Ltd.	931,536	2,795,284
Reliance Industries Ltd.	765,397	13,910,355
Shree Cement Ltd.	12,500	3,955,910
Shriram Transport Finance Co. Ltd.	215,000	3,369,061
SREI Infrastructure Finance Ltd.	434,995	112,928
State Bank of India (a)	2,040,500	10,690,799
Torrent Pharmaceuticals Ltd.	49,422	1,109,074

TOTAL INDIA		112,859,503

Indonesia - 1.5%
PT Bank Mandiri (Persero) Tbk	10,558,600	5,994,635
PT Bank Rakyat Indonesia Tbk	29,790,400	9,193,852
PT Media Nusantara Citra Tbk	9,555,500	703,431

TOTAL INDONESIA		15,891,918

Japan - 0.8%
Keyence Corp.	2,400	1,472,077
Murata Manufacturing Co. Ltd.	17,800	801,369
Nintendo Co. Ltd.	6,400	2,348,152
Renesas Electronics Corp. (a)	340,900	1,691,615
SoftBank Corp.	18,080	866,143
Square Enix Holdings Co. Ltd.	23,300	745,583
Zozo, Inc.	40,600	760,297

TOTAL JAPAN		8,685,236

Kenya - 0.2%
Safaricom Ltd.	5,897,333	1,615,944
Korea (South) - 11.0%
AMOREPACIFIC Group, Inc.	65,209	3,510,556
BS Financial Group, Inc.	360,087	2,330,610
Cafe24 Corp. (a)	661	35,071
Daou Technology, Inc.	123,690	2,319,395
Hyundai Fire & Marine Insurance Co. Ltd.	67,258	1,653,509
Hyundai Mobis	75,753	15,415,977
Iljin Materials Co. Ltd. (a)	28,552	921,526
Kakao Corp.	9,440	1,072,699
KB Financial Group, Inc.	214,046	8,465,697
Korea Electric Power Corp. (a)	47,899	1,057,946
Korea Electric Power Corp. sponsored ADR (a)	18,700	207,570
LG Chemical Ltd.	9,250	2,833,598
LG Corp.	58,455	3,884,439
NAVER Corp.	11,881	1,170,410
NCSOFT Corp.	6,798	2,802,076
Netmarble Corp. (a)(e)	8,070	788,011
POSCO	30,591	6,463,278
S-Oil Corp.	26,370	1,907,286
Samsung Biologics Co. Ltd. (a)(e)	7,000	1,935,657
Samsung Electronics Co. Ltd.	903,933	36,712,539
Samsung Life Insurance Co. Ltd.	17,056	1,232,151
Samsung SDI Co. Ltd.	23,182	4,737,643
Shinhan Financial Group Co. Ltd.	145,180	5,634,054
SK Hynix, Inc.	184,335	11,070,645

TOTAL KOREA (SOUTH)		118,162,343

Kuwait - 0.5%
Boubyan Bank KSC	335,081	641,457
Mobile Telecommunication Co.	667,600	1,165,825
National Bank of Kuwait	1,004,815	3,224,678

TOTAL KUWAIT		5,031,960

Luxembourg - 0.1%
Corp. America Airports SA (a)	64,502	520,531
Malaysia - 0.3%
Bermaz Auto Bhd	100,000	64,368
British American Tobacco (Malaysia) Bhd	228,900	1,595,238
IHH Healthcare Bhd	1,433,000	2,011,228

TOTAL MALAYSIA		3,670,834

Mexico - 1.7%
America Movil S.A.B. de CV Series L sponsored ADR	161,400	2,349,984
Fibra Uno Administracion SA de CV	1,260,000	1,668,731
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	231,496	2,410,755
Grupo Financiero Banorte S.A.B. de CV Series O	780,532	4,528,560
Macquarie Mexican (REIT) (e)	2,197,026	2,494,208
Wal-Mart de Mexico SA de CV Series V	1,867,300	5,097,832

TOTAL MEXICO		18,550,070

Morocco - 0.1%
Attijariwafa Bank	15,551	756,621
Netherlands - 0.3%
NXP Semiconductors NV	13,800	1,347,018
Yandex NV Series A (a)	35,914	1,364,732

TOTAL NETHERLANDS		2,711,750

Nigeria - 0.6%
Dangote Cement PLC	1,287,610	657,235
Guaranty Trust Bank PLC	20,808,120	1,899,099
Guaranty Trust Bank PLC GDR (Reg. S)	187,574	787,811
Nigerian Breweries PLC	2,525,631	441,397
Transnational Corp. of Nigeria PLC	42,692,145	133,827
Zenith Bank PLC	53,885,209	2,959,740

TOTAL NIGERIA		6,879,109

Pakistan - 0.1%
Habib Bank Ltd.	1,161,600	823,554
Indus Motor Co. Ltd.	21,577	162,610
Maple Leaf Cement Factory Ltd.	728,817	108,992
Searle Co. Ltd.	50,000	45,872
United Bank Ltd.	370,400	341,719

TOTAL PAKISTAN		1,482,747

Panama - 0.3%
Copa Holdings SA Class A	28,000	2,731,960
Peru - 0.9%
Alicorp SA Class C	116,159	364,408
Compania de Minas Buenaventura SA sponsored ADR	535,190	8,921,617
Ferreycorp SAA	326,923	224,382

TOTAL PERU		9,510,407

Philippines - 1.3%
Ayala Corp.	111,075	1,937,960
BDO Unibank, Inc.	556,433	1,520,309
International Container Terminal Services, Inc.	333,217	952,049
Jollibee Food Corp.	164,263	903,382
Metropolitan Bank & Trust Co.	2,632,892	3,661,076
PUREGOLD Price Club, Inc.	488,487	428,522
Robinsons Land Corp.	4,455,370	2,291,159
SM Investments Corp.	103,925	1,965,326
Universal Robina Corp.	212,643	688,890

TOTAL PHILIPPINES		14,348,673

Poland - 0.2%
Dino Polska SA (a)(e)	52,900	1,854,649
Globe Trade Centre SA	113,157	281,252

TOTAL POLAND		2,135,901

Romania - 0.1%
Banca Transilvania SA	1,637,268	943,824
BRD-Groupe Societe Generale	199,326	606,424

TOTAL ROMANIA		1,550,248

Russia - 5.3%
Lukoil PJSC sponsored ADR	135,700	11,455,794
MMC Norilsk Nickel PJSC sponsored ADR	298,900	6,788,019
NOVATEK OAO	14,500	306,664
NOVATEK OAO GDR (Reg. S)	34,300	7,271,600
Sberbank of Russia	3,024,950	11,388,432
Sberbank of Russia sponsored ADR	975,692	15,006,143
Tatneft PAO	261,100	3,199,532
Unipro PJSC	43,091,800	1,788,784

TOTAL RUSSIA		57,204,968

Saudi Arabia - 0.2%
Abdullah Al Othaim Markets Co.	18,000	374,365
Al Rajhi Bank	27,038	501,778
Aldrees Petroleum and Transport Services Co.	29,360	267,738
Bupa Arabia for Cooperative Insurance Co.	14,320	367,703
Mouwasat Medical Services Co.	12,700	304,433
SABIC	6,700	204,018
United International Transportation Co.	35,500	312,844

TOTAL SAUDI ARABIA		2,332,879

Singapore - 0.2%
First Resources Ltd.	2,038,400	2,395,459
South Africa - 5.9%
African Rainbow Minerals Ltd.	29,200	377,662
Anglo American Platinum Ltd.	3,500	207,970
AngloGold Ashanti Ltd.	297,000	5,323,629
Barclays Africa Group Ltd.	786,141	9,823,274
Bidvest Group Ltd.	182,462	2,452,906
DRDGOLD Ltd. (a)	1,345,045	412,843
FirstRand Ltd.	293,000	1,425,996
Impala Platinum Holdings Ltd. (a)	1,306,400	6,469,393
Imperial Holdings Ltd.	286,994	1,047,931
Mondi Ltd.	130,216	2,930,299
Motus Holdings Ltd.	198,100	1,028,404
Mr Price Group Ltd.	241,900	3,409,270
Nampak Ltd. (a)	424,210	308,708
Naspers Ltd. Class N	100,100	24,229,231
Pick 'n Pay Stores Ltd.	580,008	2,841,360
Pretoria Portland Cement Co. Ltd. (a)	685,034	224,697
Sanlam Ltd.	47,500	263,585
Shoprite Holdings Ltd.	27,516	307,999

TOTAL SOUTH AFRICA		63,085,157

Spain - 0.0%
Prosegur Cash SA (e)	70,000	138,499
Sri Lanka - 0.0%
Chevron Lubricants Lanka Ltd.	2,815	941
Taiwan - 4.5%
Delta Electronics, Inc.	285,000	1,448,965
Formosa Plastics Corp.	765,000	2,827,480
King's Town Bank	804,000	877,214
Largan Precision Co. Ltd.	12,000	1,493,270
MediaTek, Inc.	142,000	1,439,298
Nanya Technology Corp.	1,277,000	2,658,785
PChome Online, Inc. (a)	57,000	207,915
Taiwan Semiconductor Manufacturing Co. Ltd.	3,917,869	30,043,233
Unified-President Enterprises Corp.	2,576,000	6,876,762

TOTAL TAIWAN		47,872,922

Thailand - 1.1%
Mega Lifesciences PCL	50,000	57,036
PTT Global Chemical PCL (For. Reg.)	2,028,200	4,230,581
Siam Cement PCL (For. Reg.)	469,600	7,224,027
Thai Beverage PCL	566,133	347,295
TOA Paint Thailand PCL	49,900	59,361

TOTAL THAILAND		11,918,300

Turkey - 0.6%
Aselsan A/S	767,800	2,386,737
Enerjisa Enerji A/S (e)	297,915	283,484
Tupras Turkiye Petrol Rafinerileri A/S	172,958	3,434,966

TOTAL TURKEY		6,105,187

United Arab Emirates - 0.5%
DP World Ltd.	141,902	2,256,242
Dubai Financial Market PJSC (a)	1,385,094	266,223
Dubai Parks and Resorts PJSC (a)	1,683,610	89,379
Emaar Properties PJSC	2,718,333	3,271,043

TOTAL UNITED ARAB EMIRATES		5,882,887

United Kingdom - 0.2%
Antofagasta PLC	42,033	496,219
ASA International (e)	26,600	118,570
Georgia Capital PLC (a)	19,500	269,928
Tonghua Dongbao Pharmaceutical Co. Ltd. (UBS AG London Bank Warrant Program) A warrants 4/8/20 (a)(e)	270,490	606,621
Tullow Oil PLC	87,033	231,555

TOTAL UNITED KINGDOM		1,722,893

United States of America - 1.0%
Activision Blizzard, Inc.	45,900	2,166,480
MercadoLibre, Inc. (a)	14,400	8,809,488

TOTAL UNITED STATES OF AMERICA		10,975,968

Vietnam - 0.7%
Bank For Foreign Trade JSC	213,280	645,194
Ho Chi Minh City Securities Co.	288,183	288,739
Petrolimex	178,900	456,750
PetroVietnam Technical Services Corp.	264,793	261,328
Ssi Securities Corp.	302,890	322,320
Vietjet Aviation JSC	108,716	597,110
Vietnam Dairy Products Corp.	331,556	1,749,899
Vietnam Engine & Agricultural Machinery Corp.	135,000	334,821
Vietnam Technological & Commercial Joint Stock Bank (a)	722,700	631,064
Viettel Post Joint Stock Corp.	10,000	60,287
Vincom Retail JSC	691,100	1,002,325
Vingroup JSC (a)	149,100	740,222

TOTAL VIETNAM		7,090,059

TOTAL COMMON STOCKS
(Cost $851,299,662)		998,350,449

Nonconvertible Preferred Stocks - 5.0%
Brazil - 3.6%
Ambev SA sponsored ADR	904,600	4,224,482
Banco do Estado Rio Grande do Sul SA	246,760	1,526,205
Companhia Paranaense de Energia-Copel:
(PN-B)	5,860	74,167
(PN-B) sponsored ADR	312,607	3,970,109
Itau Unibanco Holding SA sponsored ADR	1,568,579	14,776,014
Metalurgica Gerdau SA (PN)	1,740,000	3,280,668
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	700,700	9,949,940
Telefonica Brasil SA	131,380	1,707,620

TOTAL BRAZIL		39,509,205

Korea (South) - 1.4%
Hyundai Motor Co. Series 2	117,385	8,753,943
Samsung Electronics Co. Ltd.	162,913	5,384,774
Samsung Fire & Marine Insurance Co. Ltd.	4,003	662,422

TOTAL KOREA (SOUTH)		14,801,139

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $40,771,049)		54,310,344
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.38% 8/8/19 (Cost $688,274)	690,000	688,514
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 2.42% (f)	13,490,365	13,493,063
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	4,830,365	4,830,848
TOTAL MONEY MARKET FUNDS
(Cost $18,322,876)		18,323,911
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $911,081,861)		1,071,673,218
NET OTHER ASSETS (LIABILITIES) - 0.4%		4,443,634
NET ASSETS - 100%		$1,076,116,852

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	142	Sept. 2019	$7,479,140	$6,409	$6,409

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,232,540 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,702,201 or 1.6% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$489,874
Fidelity Securities Lending Cash Central Fund	61,652
Total	$551,526

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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